Schedule of Tax Effect of Temporary Differences and Carryforwards (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred tax assets:
Accrued expenses	$ 245,439	¥ 20,126,000	¥ 22,176,000
Property, plant and equipment	61,573	5,049,000	4,560,000
Accrued pension and severance costs	737,024	60,436,000	56,130,000
Net operating loss carryforwards	632,866	51,895,000	36,410,000
Goodwill and other intangible assets	78,695	6,453,000
Other	309,196	25,354,000	22,084,000
Total gross deferred tax assets	2,064,793	169,313,000	141,360,000
Less - Valuation allowance	(518,939)	(42,553,000)	(37,134,000)
Total deferred tax assets	1,545,854	126,760,000	104,226,000
Deferred tax liabilities:
Sales-type leases	(16,768)	(1,375,000)	(2,482,000)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(119,146)	(9,770,000)	(12,011,000)
Net unrealized gains and losses on securities	(34,329)	(2,815,000)	(1,993,000)
Basis difference of acquired intangible assets	(189,402)	(15,531,000)	(19,889,000)
Other	(58,270)	(4,778,000)	(6,811,000)
Total deferred tax liabilities	(417,915)	(34,269,000)	(43,186,000)
Net deferred tax assets	$ 1,127,939	¥ 92,491,000	¥ 61,040,000